Equipment loan receivable (Details Textual) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 SQN AIF IV, GP LLC [Member]	Dec. 31, 2012 SQN AIF IV, GP LLC [Member]	Dec. 20, 2013 Portfolio Of Leases Two [Member]	Dec. 20, 2013 Portfolio Of Leases Two [Member] SQN AIF IV, GP LLC [Member]	Dec. 20, 2013 Portfolio Of Leases One [Member]	Dec. 31, 2013 Portfolio Of Leases One [Member] SQN AIF IV, GP LLC [Member]	Dec. 20, 2013 Portfolio Of Leases One [Member] SQN AIF IV, GP LLC [Member]
Equipment Loan Receivable [Textual]
Purchase price	$ 6,530,766				$ 17,800,000	$ 17,800,000	$ 6,600,000	$ 6,530,766	$ 6,530,766
Loans accrued interest rate	10.00%		10.00%
Interest receivable on loans receivable	$ 19,682	$ 0	$ 19,682	$ 0